Debt - Summary of Changes in Consolidated Debt (Detail) - Financed public works contracts [member] - MXN ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Changes In Consolidated Debt [line items]
Changes in total debt: At the beginning of the year	$ 2,258,727,317	$ 1,983,174,088	$ 1,983,174,088
Loans obtained-financing institutions	746,457,255	576,365,276	1,292,197,518
Debt payments	(699,214,601)	(494,855,903)	(1,151,962,147)
Accrued interest	73,310,692	78,796,843	144,207,950
Interest paid	(76,608,807)	(67,879,184)	(130,989,150)
Foreign exchange	(22,768,453)	385,873,077	122,099,058
At the end of the year	$ 2,279,903,403	$ 2,461,474,197	$ 2,258,727,317